Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000030208 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030208 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030208 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030208 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000030209 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030209 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030209 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030209 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030209 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030209 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030209 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030209 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030209 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030211 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030211 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030211 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030211 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030211 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000030211 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%